UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
REVENUES:
Time charter revenues (net of address commissions of $65,643 in 2018 and $81,204 in 2019)	$ 2,038,131	$ 1,695,331
Total revenues	2,038,131	1,695,331
EXPENSES:
Voyage expenses (including related party commissions)(Notes 3,11)	64,699	48,933
Vessel operating expenses (Note 11)	902,061	955,725
Management fees to related party (Note 3)	58,240	52,920
Depreciation and amortization (Note 4 & 5)	353,124	283,671
General and administrative expenses (Note 12)
Company administration expenses	47,792	40,562
Public registration costs	294,411	140,761
Total Expenses	1,720,327	1,522,572
Operating income	317,804	172,759
OTHER INCOME (EXPENSES):
Bank charges	(1,369)	(1,461)
Foreign exchange losses	(2,200)	(10,110)
Interest income	17,376	0
Other, net	800	(544)
Total other (expenses)/income, net	14,607	(12,115)
Net income	332,411	160,644
Comprehensive income	$ 332,411	$ 160,644
Loss per common share, basic and diluted (Note 10) (in dollars per share)	$ (0.40)	$ (0.21)
Weighted average number of common shares, basic and diluted (in shares)	2,400,000	2,400,000